Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw Materials	$ 466.3	$ 421.1
Work in Process	327.9	236.8
Finished Goods	1,419.1	1,333.8
Inventories	2,213.3	1,991.7
LIFO Method Inventories [Abstract]
Value of inventories maintained using the LIFO method	207.0	191.0
Excess of estimated replacement cost over stated LIFO value	$ 29.0	$ 28.0